Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Gain on amendment to company's pension plan		$ 8
Pension defined benefit plans [member]
Statement [Line Items]
Gain on amendment to company's pension plan	$ 119